Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Crude oil, natural gas and NGL	$ 627	$ 445
Refined petroleum products	553	435
Trading inventories measured at fair value less costs to sell	155	200
Materials, supplies and other	151	152
Inventories	1,486	1,232
Inventory write-down to net realizable value (note 6)	$ 15	$ 60